Schedule of consideration paid to Phantom Farms (Details) - USD ($)	Feb. 04, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Biological assets		$ 1,870,540	$ 0
Right-of-use assets		7,744,611	$ 0	$ 0
Lease liability		(7,907,965)
Consideration payable		$ 1,375,268
Major business combination | Phantom Farms
Disclosure of non-adjusting events after reporting period [line items]
Cash	$ 13,121
Receivables	166,346
Inventory	884,113
Biological assets	75,499
Other assets	52,234
Property and equipment	92,501
Right-of-use assets	2,280,906
Lease liability	(2,251,445)
Goodwill	5,877,094
Accounts payable and Accrued liabilities	(141,109)
Total assets and liabilities acquired	7,049,260
Common shares issued	2,507,138
Stock warrants issued	793,745
Consideration payable	3,748,377
Total consideration	$ 7,049,260